Note 3 - Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

Note 3.         Revenue from Contracts with Customers

Nature of Products and Services

We generate revenue from the sales of information technology professional services, sales of third-party software licenses and implementation and training services, sales of third-party support and maintenance contracts based on those software products, and incentive payments received from third-party software suppliers for facilitating sales directly between that supplier and a customer introduced by the Company. We sell through our direct relationships with end customers and under subcontractor arrangements.

Professional services are offered through several arrangements – through time and materials arrangements, fixed-price-per-unit arrangements, fixed-price arrangements, or combinations of these arrangements within individual contracts. Revenue under time and materials arrangements is recognized over time in the period the hours are worked or the expenses are incurred, as control of the benefits of the work is deemed to have passed to the customer as the work is performed. Revenue under fixed-price-per-unit arrangements is recognized at a point in time when delivery of units has occurred, and units are accepted by the customer or are reasonably expected to be accepted. Generally, revenue under fixed-price arrangements and mixed arrangements is recognized either over time or at a point in time based on the allocation of transaction pricing to each identified performance obligation as control of each is transferred to the customer. For fixed-price arrangements under which documentary evidence of acceptance or receipt of deliverables is not present or withheld by the customer, the Company recognizes revenue when it has the right to invoice the customer. For fixed-price arrangements for which the Company is paid a fixed fee to make itself available to support a customer, with no predetermined deliverables to which transaction prices can be estimated or allocated, revenue is recognized ratably over time.

Third-party software licenses are classified as enterprise server-based software licenses or desktop software licenses, and desktop licenses are further classified by the type of customer and whether the licenses are bulk licenses or individual licenses. The Company’s obligations as the seller for each class differ based on its reseller agreements and whether its customers are government or non-government customers. Revenue from enterprise server-based sales to either government or non-government customers is usually recognized in full at a point in time based on when the customer gains use of the full benefit of the licenses, after the licenses are implemented. If the transaction prices of the performance obligations related to implementation and customer support for the individual contract is material, these obligations are recognized separately over time, as performed. Revenue for desktop software licenses for government customers is usually recognized on a gross basis at a point in time, based on when the customer’s administrative contact gains training in and beneficial use of the administrative portal. Revenue for bulk desktop software licenses for non-government customers is usually recognized on a gross basis at a point in time, based on when the customer’s administrative contact gains training in and beneficial use of the administrative portal. For desktop software licenses sold on an individual license basis to non-government customers, where the Company has no obligation to the customer after the third-party makes delivery of the licenses, the Company has determined it is acting as an agent, and the Company recognizes revenue upon delivery of the licenses only for the net of the selling price and its contract costs.

Third-party support and maintenance contracts for enterprise server-based software include a performance obligation under the Company’s reseller agreements for it to be the first line of support (direct support) and second line of support (intermediary between customer and manufacturer) to the customer. Because of the support performance obligations, and because the amount of support is not estimable, the Company recognizes revenue ratably over time as it makes itself available to provide the support.

Incentive payments are received under reseller agreements with software manufacturers and suppliers where the Company introduces and courts a customer, but the sale occurs directly between the customer and the supplier or between the customer and the manufacturer. Since the transfer of control of the licenses cannot be measured from outside of these transactions, revenue is recognized when payment from the manufacturer or supplier is received.

Disaggregation of Revenue from Contracts with Customers

	Three Months Ended September 30,
	2023		2022
Contract Type	Amount	Percentage	Amount	Percentage
Services time & materials	$1,714,509	87.2%	$1,896,829	82.2%
Services fixed price over time	102,402	5.2%	58,965	2.6%
Services combination	33,090	1.7%	50,440	2.2%
Services fixed price per unit	71,299	3.6%	107,778	4.7%
Third-party software	45,977	2.3%	59,076	2.6%
Software support & maintenance	-	0.0%	44,804	1.9%
Incentive payments	-	0.0%	88,487	3.8%
Total revenue	$1,967,277	100.0%	$2,306,379	100.0%

	Nine Months Ended September 30,
	2023		2022
Contract Type	Amount	Percentage	Amount	Percentage
Services time & materials	$5,314,845	86.4%	$5,963,361	65.9%
Services fixed price over time	307,206	5.0%	161,273	1.8%
Services combination	99,270	1.6%	80,520	0.9%
Services fixed price per unit	271,394	4.4%	253,379	2.8%
Third-party software	159,307	2.6%	2,345,884	25.9%
Software support & maintenance	-	0.0%	142,891	1.6%
Incentive payments	-	0.0%	105,103	1.1%
Total revenue	$6,152,022	100.0%	$9,052,411	100.0%

Contract Balances

Accounts Receivable

Trade accounts receivable are recorded at the billable amount where the Company has the unconditional right to bill, net of allowances for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. Management regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice, each customer's expected ability to pay and collection history, when applicable, to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. There were no such allowances recognized as of  September 30, 2023 and December 31, 2022.

Accounts receivable as of  September 30, 2023 and December 31, 2022, consist of the following:

	September 30, 2023	December 31, 2022
Billed federal government	$1,456,519	$1,573,407
Billed commercial and local government	22,000	56,152
Unbilled receivables	1,261	-
Accounts receivable	$1,479,780	$1,629,559

Billed receivables from the federal government include amounts due from both prime contracts and subcontracts where the federal government is the end customer.

Contract Liabilities

Contract liabilities consist of amounts that have been invoiced and for which the Company has the right to bill, but that have not been recognized as revenue because the related goods or services have not been transferred. Changes in contracts liabilities balances are as follows:

Balance at December 31, 2022	$182,756
Contract liabilities added	-
Revenue recognized	(55,665)
Balance at March 31, 2023	127,091
Contract liabilities added	-
Revenue recognized	(55,088)
Balance at June 30, 2023	72,003
Contract liabilities added	-
Revenue recognized	(45,977)
Balance at September 30, 2023	$26,026

Balance at December 31, 2021	$186,835
Contract liabilities added	19,280
Revenue recognized	(56,423)
Balance at March 31, 2022	149,692
Contract liabilities added	87,612
Revenue recognized	(71,461)
Balance as of June 30, 2022	165,843
Contract liabilities added	2,491
Revenue recognized	(130,648)
Balance at September 30, 2022	$37,686

Revenues recognized during the three months ended September 30, 2023 and 2022, from the balances as of  December 31, 2022 and 2021, were $45,977 and $48,708, respectively. Revenues recognized during the nine months ended September 30, 2023 and 2022, from the balances as of December 31, 2022 and 2021, were $156,730 and $160,809, respectively.

Deferred Costs of Revenue

Deferred costs of revenue consist of the costs of third-party support and maintenance contracts for enterprise server-based software. These costs are reported under the prepaid expenses and other current assets caption on the Company’s condensed consolidated balance sheets. The Company recognizes these direct costs ratably over time as it makes itself available to provide its performance obligation for software support, commensurate with its recognition of revenue. As of September 30, 2023, and December 31, 2022 the Company had $0 of deferred costs of revenue. Changes in deferred costs of revenue balances for the nine months ended September 30, 2022, are as follows:

Balance at December 31, 2021	$154,218
Deferred costs added	2,800
Deferred costs expensed	(55,362)
Balance at March 31, 2022	101,656
Deferred costs expensed	(53,434)
Balance as of June 30, 2022	48,222
Deferred costs expensed	(48,222)
Balance as of September 30, 2022	$-

Note 2.         Revenue Recognition

Revenue is recognized when all the following steps have been taken and criteria met for each contract:

●

Identification of the contract, or contracts, with a customer - A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance and the parties are committed to perform and, (iii) it determines that collection of substantially all consideration to which the Company will be entitled in exchange for goods or services that will be transferred is probable based on the customer’s intent and ability to pay the promised consideration.

●

Identification of the performance obligations in the contract - Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised goods or services, the Company applies judgment to determine whether promised goods or services are capable of being distinct in the context of the contract. If these criteria are not met, the promised goods or services are accounted for as a combined performance obligation.

●

Determination of the transaction price - The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer adjusted for estimated variable consideration, if any. The Company typically estimates the transaction price impact of discounts offered to the customers for early payments on receivables or rebates based on sales target achievements. Constraints are applied when estimating variable considerations based on historical experience where applicable.

●

Allocation of the transaction price to the performance obligations in the contract - If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Company determines standalone selling price by considering available information such as historical selling prices of the performance obligation, geographic location, overall strategic pricing objective, market conditions and internally approved pricing guidelines related to the performance obligations.

●

Recognition of revenue when, or as, the Company satisfies performance obligations - The Company satisfies performance obligations either over time or at a point in time as discussed in further detail below. Revenue is recognized at or over the time the related performance obligation is satisfied by transferring a promised good or service to a customer.

Nature of Products and Services

We generate revenue from the sales of information technology professional services, sales of third-party software licenses and implementation and training services, sales of third-party support and maintenance contracts based on those software products, and incentive payments received from third-party software suppliers for facilitating sales directly between that supplier and a customer introduced by the Company. In addition, with the GMI acquisition, we expanded our offerings to include licensing and implementation services for proprietary blockchain based SCM software. We sell through our direct relationships with end customers and under subcontractor arrangements.

Professional services are offered through several arrangements – through time and materials arrangements, fixed-price-per-unit arrangements, fixed-price arrangements, or combinations of these arrangements within individual contracts. Revenue under time and materials arrangements is recognized over time in the period the hours are worked or the expenses are incurred, as control of the benefits of the work is deemed to have passed to the customer as the work is performed. Revenue under fixed-price-per-unit arrangements is recognized at a point in time when delivery of units has occurred and units are accepted by the customer or are reasonably expected to be accepted. Generally, revenue under fixed-price arrangements and mixed arrangements is recognized either over time or at a point in time based on the allocation of transaction pricing to each identified performance obligation as control of each is transferred to the customer. For fixed-price arrangements under which documentary evidence of acceptance or receipt of deliverables is not present or withheld by the customer, the Company recognizes revenue when it has the right to invoice the customer. For fixed-price arrangements for which the Company is paid a fixed fee to make itself available to support a customer, with no predetermined deliverables to which transaction prices can be estimated or allocated, revenue is recognized ratably over time.

Third-party software licenses are classified as enterprise server-based software licenses or desktop software licenses, and desktop licenses are further classified by the type of customer and whether the licenses are bulk licenses or individual licenses. The Company’s obligations as the seller for each class differ based on its reseller agreements and whether its customers are government or non-government customers. Revenue from enterprise server-based sales to either government or non-government customers is usually recognized in full at a point in time based on when the customer gains use of the full benefit of the licenses, after the licenses are implemented. If the transaction prices of the performance obligations related to implementation and customer support for the individual contract is material, these obligations are recognized separately over time, as performed. Revenue for desktop software licenses for government customers is usually recognized on a gross basis at a point in time, based on when the customer’s administrative contact gains training in and beneficial use of the administrative portal. Revenue for bulk desktop software licenses for non-government customers is usually recognized on a gross basis at a point in time, based on when the customer’s administrative contact gains training in and beneficial use of the administrative portal. For desktop software licenses sold on an individual license basis to non-government customers, where the Company has no obligation to the customer after the third-party makes delivery of the licenses, the Company has determined it is acting as an agent, and the Company recognizes revenue upon delivery of the licenses only for the net of the selling price and its contract costs.

Third-party support and maintenance contracts for enterprise server-based software include a performance obligation under the Company’s reseller agreements for it to be the first line of support (direct support) and second line of support (intermediary between customer and manufacturer) to the customer. Because of the support performance obligations, and because the amount of support is not estimable, the Company recognizes revenue ratably over time as it makes itself available to provide the support.

Incentive payments are received under reseller agreements with software manufacturers and suppliers where the Company introduces and courts a customer, but the sale occurs directly between the customer and the supplier or between the customer and the manufacturer. Since the transfer of control of the licenses cannot be measured from outside of these transactions, revenue is recognized when payment from the manufacturer or supplier is received.

Disaggregation of Revenue from Contracts with Customers

	Year ended December 31, 2022		Year ended December 31, 2021
Contract Type	Amount	Percentage	Amount	Percentage
Services time & materials	$7,521,165	62.6%	$9,383,810	62.5%
Services firm fixed price	998,970	8.3%	367,229	2.4%
Services fixed price over time	407,611	3.4%	634,036	4.2%
Services combination	113,610	0.9%	92,940	0.6%
Services fixed price per unit	304,666	2.5%	114,263	0.8%
Third-party software	2,427,937	20.2%	4,245,730	28.2%
Software support & maintenance	142,891	1.2%	106,428	0.7%
Incentive payments	105,102	0.9%	89,068	0.6%
Total revenue	$12,021,952	100.0%	$15,033,504	100.0%

Contract Balances

Contract Assets

Contract assets consist of assets resulting when revenue recognized exceeds the amount billed or billable to the customer due to allocation of transaction price, and of amounts withheld from payment of invoices as a financing component of a contract. Changes in contract assets balances in 2022 and 2021 are as follows:

Balance at December 31, 2020	$210,668
Contract assets added	312,475
Revenue billed	(523,143)
Balance at December 31, 2021	-
Contract assets added	-
Revenue billed	-
Balance at December 31, 2022	$-

Contract Liabilities

Contract liabilities consist of amounts that have been invoiced and for which the Company has the right to bill, but that have not been recognized as revenue because the related goods or services have not been transferred. Changes in contract liabilities balances in 2022 and 2021 are as follows:

Balance at December 31, 2020	$946,884
Contract liabilities added	359,896
Revenue recognized	(1,119,945)
Balance at December 31, 2021	186,835
Contract liabilities added	439,230
Revenue recognized	(443,309)
Balance at December 31, 2022	$182,756

Revenue recognized during 2022 from the balance as of December 31, 2021 was $160,809, and revenue recognized during 2021 from the balance as of December 31, 2020 was $946,884.

Costs to Obtain or Fulfill a Contract

When applicable, the Company recognizes an asset related to the costs incurred to obtain a contract only if it expects to recover those costs and it would not have incurred those costs if the contract had not been obtained. The Company recognizes an asset from the costs incurred to fulfill a contract if the costs (i) are specifically identifiable to a contract, (ii) enhance resources that will be used in satisfying performance obligations in future and (iii) are expected to be recovered. There were no such assets as of December 31, 2022, and 2021. When incurred, these costs are amortized ratably over the expected life of the customer.

Deferred Costs of Revenue

Deferred costs of revenue consist of the costs of third-party support and maintenance contracts for enterprise server-based software, as well direct costs associated with contract deliverables for which control of the work product has not passed to the customer and contract revenue has not been recognized. These costs are reported under the prepaid expenses and other current assets caption on the Company’s consolidated balance sheets. The Company recognizes these direct costs ratably over time as it makes itself available to provide its performance obligation for software support, commensurate with its recognition of revenue. Changes in deferred costs of revenue balances during 2022 and 2021 are as follows:

Balance at December 31, 2020	$89,068
Deferred costs added - maintenance	228,010
Deferred costs added - deliverables	17,406
Deferred costs expensed	(180,266)
Balance at December 31, 2021	154,218
Deferred costs added - maintenance	223,148
Deferred costs expensed	(220,647)
Balance at December 31, 2022	$156,719